U.S. Treasury Funds	07/01/2022 to 06/30/2023

ICA File Number: 811-5860

Registrant Name: T. Rowe Price U.S. Treasury Funds, Inc.

Reporting Period: 07/01/2022 to 06/30/2023

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-5860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan

100 East Pratt Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2022 to 06/30/2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price U.S. Treasury Funds, Inc.

By (Signature and Title) /s/ David Oestreicher

                                         David Oestreicher, Principal Executive Officer

Date August 31, 2023

==================== U.S. Treasury Intermediate Index Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== U.S. Treasury Long-Term Index Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== U.S. Treasury Money Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT